REVENUE	12 Months Ended
Dec. 31, 2022
Revenue Disclosure [Abstract]
REVENUE [Text Block]

9.  REVENUE

The Company did not have any revenue prior to the third quarter of 2022. During 2022, the Company had revenue of $43,510 from the sale of 11,400 gold ounces and 1.1 million silver ounces from two customers.

2022
Gold	$19,726
Silver	23,784
Revenue	$43,510

Customer A	35,117
Customer B	8,393
Revenue	$43,510